Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation [Abstract]
Schedule of Summary of the Option Activity	The following table provides a summary of the option activity under the 2021 Plan for the nine months ended September 30, 2023:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2022	1,865,094	$2.93	8.90
Granted	—	—
Exercised	(326,256)	1.80
Forfeited	(64,688)	1.80
Balance as of September 30, 2023	1,474,150	$3.22	7.44	$2,920,545
Exercisable as of September 30, 2023	630,649	$2.47	6.64	$1,423,668
The following table sets forth the summary of unit option activity under the 2022 Plan:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2021	3,043,000	$1.00	6.4	(791,180)
Granted	550,000	4.81	9.9	—
Exercised	(5,500)	1.00	8.7	—
Forfeited/Cancelled	(234,500)	1.00	8.7	—
Balance as of December 31, 2022	3,353,000	$1.63	8.90	$10,643,900
Exercisable as of December 31, 2022	1,195,550	$1.00	8.71	$4,543,090

Schedule of Weighted-Average Grant-Date Fair Value of Unit Options	The following table provides a summary of weighted-average grant-date fair value of unit options under the 2021 Plan:
Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2022	$1.01
Granted	—
Vested	1.03
Forfeited	0.54
Non-vested as of September 30, 2023	$1.99
The following table sets forth the summary of weighted-average grant-date fair value of unit options under the 2022 Plan:
Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2021	$0.30
Granted	3.07
Vested	0.30
Forfeited	0.30
Non-vested as of December 31, 2022	$1.01

Schedule of RSU Activity	The following table provides a summary of the Company’s RSU activity:
	Number of Units	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	—	$—
Granted	1,683,690	7.41
Vested	—	—
Forfeited	(14,165)	7.56
Balance as of September 30, 2023	1,669,525	$7.41

Schedule of Weighted Average Fair Value of Black-Scholes	The following weighted average assumptions were used to calculate the fair value of each unit option award under the Black-Scholes option pricing model:
	December 31,
	2022	2021
Expected unit price volatility	65 – 70%	45.0%
Risk-free interest rate	2.9 – 3.6%	0.1%
Expected annual dividend yield	—%	—%
Expected term (years)	6.50	1.04